Convertible Note Arrangement - Narrative (Details) shares in Thousands, $ in Thousands			12 Months Ended
	Apr. 13, 2022	Sep. 02, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) D Y shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Oct. 22, 2021 USD ($)	Sep. 02, 2021 USD ($)
Convertible note payable
Interest rate				6.95%
Share consolidation ratio	0.055		18	18
Excess of share price over conversion that enables conversion mandate				150.00%
Trading days | D				20
Trading period			30 days	30 days
Interest make-whole payment, number of years | Y				2
Net host debt value		$ 23,488,000	$ 2,306,000
Transaction cost allocated to debt balance			110,000
Transaction costs allocated to derivative liability			$ 333,000
Additional principal amount noteholders may require to issue							$ 7,500
Minimum liquidity				$ 7,500
Repayment of outstanding notes				51,000
Principal value of notes converted				$ 3,500		$ 5,500
Number of common shares issued upon conversion of notes | shares			789,103	789,103	1,240,019	1,240,019
Interest make-whole payments upon conversion				$ 485	$ 756,000
Interest payments			$ 3,183,000		0
Transaction costs incurred in relation to conversions			0
Convertible Note
Convertible note payable
Interest payments			3,183,000
Convertible Note - Tranche # 1
Convertible note payable
Gross amount								$ 37,500
Conversion ratio				4,058.24
Net host debt value		22,015,000
Transaction cost allocated to debt balance		$ 1,473,000
Debt carrying amount					22,015,000
Transaction costs allocated to derivative liability			1,493,000
Total transaction costs			2,966,000
Convertible Note - Tranche # 2
Convertible note payable
Conversion ratio				225.46
Debt carrying amount			2,196,000		$ 2,196,000
Total transaction costs			$ 443,000
2028 Notes
Convertible note payable
Minimum liquidity				$ 2,000
Repayment of outstanding notes				$ 36,000